Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Short-term interest earning bank deposits	R$ 7,924	R$ 4,428
Cash and cash equivalents	R$ 75,898	49,850	R$ 42,918	R$ 7,227
Interest rate on short term bank deposits, as a percentage of benchmark	95.76%
denominated in the R$
Cash and Cash Equivalents
Cash and banks	R$ 50,526	17,499
in foreign currency
Cash and Cash Equivalents
Cash and banks	R$ 17,448	R$ 27,923